Common Stock Warrants (Tables)	12 Months Ended
Dec. 31, 2014
Stock-Based Compensation and Common Stock Purchase Warrants [Abstract]
Schedule of warrant activity
	Number of Warrants	Weighted Average Exercise Price
Stock Warrants:
Outstanding at December 31, 2013	2,342,500	$2.50
Granted	25,000	0.32
Outstanding at December 31, 2014	2,367,500	2.48
Warrants exercisable at December 31, 2014	2,367,500	$2.48